Summary of Share-Based Performance-Earned Restricted Stock Activity (Detail) (Share-based performance-earned restricted stock ("PERS"), USD $)	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Share-based performance-earned restricted stock ("PERS")
Weighted-Average Grant-Date Fair Value
Beginning balance	$ 20.18
Shares granted	$ 26.22	$ 21.49	$ 19.31
Shares forfeited	$ 20.62
Shares vested	$ 18.98
Ending balance	$ 22.31	$ 20.18
Shares
Beginning balance	1,070,000
Shares granted	495,000
Shares forfeited	(19,000)
Shares vested	(92,000)
Ending Balance	1,454,000	1,070,000